Significant Accounting Policies and Critical Judgments and Estimation Uncertainties (Policies)	6 Months Ended
Jun. 30, 2022
Significant Accounting Policies and Critical Judgments and Estimation Uncertainties (Policies)
Contingent Purchase Consideration

Contingent consideration is measured at its acquisition date fair value and is included as part of the consideration transferred in a business combination, subject to the applicable terms and conditions. Contingent consideration that is classified as equity is not remeasured at subsequent reporting dates and its subsequent settlement is accounted for within equity. Contingent consideration that is classified as a liability is remeasured at subsequent reporting dates with the corresponding gain or loss recognized in profit or loss. Management exercises judgment to determine the classification of contingent consideration as equity or liability based on the terms of the agreement and potential for the consideration to result in a cash outflow by the Company. Fair value estimates are determined using appropriate valuation techniques based on the nature of the terms in the purchase agreement.